SHARE CAPITAL AND SHARE-BASED PAYMENTS - Valuation Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Forfeiture rate (%)	3.00%	3.00%
Dividend yield (%)	0.00%	0.00%
Average risk-free interest rate (%)	1.88%	1.00%
Expected life (years)	4.2	4.2
Volatility (%)	55.80%	60.90%